Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

The Company’s operations of American and AMR Eagle are treated as an integrated route network and the route scheduling system maximizes the operating results of the Company. The Company’s chief operating decision maker makes resource allocation decisions to maximize the Company’s consolidated financial results. Based on the way the Company treats the network and the manner in which resource allocation decisions are made, the Company has only one operating segment for financial reporting purposes consisting of the operations of American and AMR Eagle.

American, together with the American Eagle carriers and the third party carriers that provide regional feed to American, serves more than 250 cities in approximately 50 countries with, on average, 3,400 daily flights. The combined network fleet numbers approximately 900 aircraft. American is also one of the largest scheduled air freight carriers in the world, providing a wide range of freight and mail services to shippers throughout its system onboard American’s passenger fleet.

Revenues from other segments are below the quantitative threshold for determining reportable segments and consist primarily of revenues from Americas Ground Services, Inc. The difference between the financial information of the Company’s one reportable segment and the financial information included in the accompanying consolidated statements of operations and balance sheets as a result of these entities is not material.

The Company’s operating revenues by geographic region (as defined by DOT) are summarized below (in millions):

	Year Ended December 31,
	2012	2011	2010
DOT Domestic	$14,287	$13,804	$13,081
DOT Latin America	5,813	5,460	4,619
DOT Atlantic	3,411	3,499	3,365
DOT Pacific	1,344	1,216	1,105

Total consolidated revenues	$24,855	$23,979	$22,170

The Company attributes operating revenues by geographic region based upon the origin and destination of each flight segment. The Company’s tangible assets consist primarily of flight equipment, which are mobile across geographic markets and, therefore, have not been allocated.